Financial instruments and related disclosures - Reconciliation of financial instruments within Trade and other payables, Other provisions, Other non-current liabilities and Contingent consideration liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Other provisions (Note 31)	£ (1,291)	£ (1,388)
Other non-current liabilities (Note 33)	(844)	(938)
Financial liabilities	(50,657)	(46,190)
Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 28)	(14,939)	(14,037)
Other provisions (Note 31)	(1,291)	(1,423)
Other non-current liabilities (Note 33)	(844)	(938)
Contingent consideration liabilities (Note 32)	(5,479)	(6,286)
Other items in Assets held for sale (Note 27)	(213)	(220)
Financial liabilities	(22,766)	(22,904)
Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 28)	0	0
Other provisions (Note 31)	0	0
Other non-current liabilities (Note 33)	0	0
Contingent consideration liabilities (Note 32)	(5,479)	(6,286)
Other items in Assets held for sale (Note 27)	0	0
Financial liabilities	(5,479)	(6,286)
Amortised cost [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 28)	(14,177)	(13,338)
Other provisions (Note 31)	(94)	(58)
Other non-current liabilities (Note 33)	(84)	(149)
Contingent consideration liabilities (Note 32)	0	0
Other items in Assets held for sale (Note 27)	(126)	(167)
Financial liabilities	(14,481)	(13,712)
Financial Instruments [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 28)	(14,177)	(13,338)
Other provisions (Note 31)	(94)	(58)
Other non-current liabilities (Note 33)	(84)	(149)
Contingent consideration liabilities (Note 32)	(5,479)	(6,286)
Other items in Assets held for sale (Note 27)	(126)	(167)
Financial liabilities	(19,960)	(19,998)
Non Financial Instruments [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 28)	(762)	(699)
Other provisions (Note 31)	(1,197)	(1,365)
Other non-current liabilities (Note 33)	(760)	(789)
Contingent consideration liabilities (Note 32)	0	0
Other items in Assets held for sale (Note 27)	(87)	(53)
Financial liabilities	£ (2,806)	£ (2,906)